Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2024 INR (₨) yr
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 32,748
Capco - customer-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	6.08
Net carrying value | ₨	₨ 18,380
Capco - marketing-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	7.08
Net carrying value | ₨	₨ 6,415
Rizing [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 2,267
Edgile, LLC [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.75
Net carrying value | ₨	₨ 731
Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	504
Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,013
Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 914
Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	2.89
Net carrying value | ₨	₨ 909
Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.4
Net carrying value | ₨	₨ 791
Convergence Acceleration Solutions, LLC [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	4.03
Net carrying value | ₨	₨ 766
Other [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 58
Bottom of range [member] | Rizing [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.64
Bottom of range [member] | Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.35
Bottom of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	2.5
Bottom of range [member] | Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	2.87
Bottom of range [member] | Other [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.24
Top of range [member] | Rizing [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.64
Top of range [member] | Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.35
Top of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	5.5
Top of range [member] | Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.87
Top of range [member] | Other [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.5